Concession Financial Assets and Liabilities - Summary of Financial Assets and Liabilities of Concession (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets of the concession
Financial assets	R$ 7,453	R$ 5,701
Current assets	848	730
Non-current assets	6,605	4,971
Financial liabilities of the concession
Current liabilities	415	482
Non-current liabilities		323
CVA and Other Financial Components in Tariff Adjustments [member]
Financial liabilities of the concession
CVA (Portion A Compensation) Account and Other Financial Components in tariff adjustments	415	805
Financial assets [member]
Financial assets of the concession
Financial assets	7,084	5,303
Financial assets [member] | Distribution concessions [member]
Financial assets of the concession
Financial assets	371	215
Financial assets [member] | Transmission concessions [member]
Financial assets of the concession
Financial assets	547	482
Financial assets [member] | Transmission receivable [Member]
Financial assets of the concession
Financial assets	1,928	1,805
Financial assets [member] | Generation receivable [Member]
Financial assets of the concession
Financial assets	1,901	547
Financial assets [member] | Concession Grant Fee [Member]
Financial assets of the concession
Financial assets	2,337	2,254
Financial assets [member] | CVA and Other Financial Components in Tariff Adjustments [member]
Financial assets of the concession
Financial assets	R$ 369	R$ 398